INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 2,849	$ 3,936
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	3,326	4,479	$ 4,631
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (477)	$ (543)	$ (364)